SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial expenses:
Interest on short-term and long-term bank credit and bank charges and long-term debt	$ (360)	$ (412)	$ (349)
Realization of foreign currency translation adjustments			(64)
Foreign exchange loss, net	(1,971)		(4,010)
Total financial expenses	(2,331)	(412)	(4,423)
Financial income:
Interest on short-term and long-term bank deposits	664	670	462
Foreign exchange gains, net		1,103
Total financial income	664	1,773	462
Financial income (expenses), net	$ (1,667)	$ 1,361	$ (3,961)